Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Nov. 30, 2011	Nov. 30, 2010
Cash flows from operating activities:
Net loss	$ (1,115,573)	$ (488,756)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Amortization expense	79,775	0
Depreciation expense	5,252	0
Stock based compensation	760,367	431,912
Changes in assets and liabilities:
Accounts Receivable	(4,163)	5,881
Inventory	0	694
Prepaid expenses and other	(4,236)	0
Accrued payroll and related	148,840	0
Accounts Payable	55,512	50,234
Other Liabilities	24,537	0
Deferred revenue	50,250	0
Net cash provided (used) by operating activities	561	(35)
Cash flows from investing activities:
Cash received in acquisition of Westshore businesses	13,490	0
Cash paid for the purchase of fixed assets	(3,466)	0
Net cash provided by investing activities	10,024	0
Cash flows from financing activities:
Net payments and proceeds from line of credit	(340)	0
Principal payments on long term debt	(1,270)	0
Sale of common stock	1,000	0
Net cash provided by financing activities	(610)	0
Net increase (decrease) in cash	9,975	(35)
Cash at beginning of period	193	298
Cash at end of period	10,168	263
Supplemental disclosures of non-cash investing and financing activities:
Stock issued in exchange for payment of expenses by JVW Entertainment, Inc.	0	70,689
Common Stock issued related to closing Westshore contracts and extending note maturity dates.	280,000	0
Common Stock issued for services	516,442	250,000
Common Stock issued in exchange for settlement of a liability	74,658	0
Capital contribution for prepaid expenses by JVW Entertainment, Inc.	0	3,500
Capital contribution for payment of expenses by JVW Entertainment, Inc.	$ 5,800	$ 71,099